SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable			$ 287	$ 4,929	$ 17	$ 19
Total				22,082	17,166
Total Financial Assets at Fair Value			17,183	17,153
Total financial liabilities at fair value			287	4,929
Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	$ 32,900	$ 35,900
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable				4,902
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)			285	4,902
Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable			2	27	17
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)			17,183	17,153	17,149
Money Market Funds [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	32,900	35,900
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total				17,153	17,149
Total Financial Assets at Fair Value			17,183	17,153
Total financial liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	32,900	35,900
Fair Value, Inputs, Level 1 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 1 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)			17,183	17,153	17,149
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	32,900	35,900
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total
Total Financial Assets at Fair Value
Total financial liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents
Fair Value, Inputs, Level 2 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)
Fair Value, Inputs, Level 2 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total				4,929	17
Total Financial Assets at Fair Value
Total financial liabilities at fair value			287	4,929
Fair Value, Inputs, Level 3 [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable				4,902
Common stock warrant liability, warrants exercisable at $56.00 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)			285	4,902
Fair Value, Inputs, Level 3 [Member] | Through September 2024 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability, warrants exercisable			2	27	17
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (money market funds)
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member] | Ayala Pharmaceuticals Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents